Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2025
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Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Debt instruments	¥2,820,665	¥2,293,049
Equity instruments	82,304	83,080

Total financial assets at fair value through profit or loss	¥2,902,969	¥2,376,129

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of subordinated loans classified as equity instruments and non-trading
stocks held by the venture capital investment subsidiary.